Income Taxes (Details) - Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Foreign tax credits	$ 7,293	$ 7,164
Corporate interest restriction	9,035
Financing charges	4,130	7,930
Deferred revenue	8,668	9,510
Loss carry forwards	34,201	24,777
Reserves	1,550	1,639
Other	2,117	3,203
Total deferred tax assets	66,994	54,223
Deferred tax liabilities
Capital assets	(105,021)	(118,881)
Intangible assets	(181,808)	(183,914)
Unrealized foreign exchange gains		(421)
Employee benefits	(5,877)	(1,138)
Total deferred tax liabilities	(292,706)	(304,354)
Deferred tax liabilities, net	$ (225,712)	$ (250,131)